Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Significant Expenses and Other Expense
The following table presents selected financial information, including significant expenses and other expense information provided to CODM, with respect to the Company’s single
operating segment for the years ended December 31, 2023, 2024 and 2025:

	2023	2024	2025
	US$	US$	US$
Net sales	639,142	803,552	885,627
Less:
Product costs (1)	364,405	430,784	454,124
Stock-compensation and related payroll expense	142,156	154,831	203,305
Integrated Circuit design related costs	46,429	73,263	72,069
Depreciation and amortization	21,810	25,331	30,174
Income tax expense	8,175	18,160	17,492
Dispute related expenses	6,973	14,385	12,988
Other operating expenses (2)	17,490	14,069	19,930
Interest income	(12,246)	(14,528)	(9,663)
Other segment items (3)	(8,923)	(1,992)	(37,427)

Net income	52,873	89,249	122,635

(1)	Product costs primarily include material, labor and other product related costs, excluding the other categories above.

(2)	Other operating expenses primarily include facilities expenses, sales promotion expenses, professional service expenses and other expenses.

(3)
Other segment items primarily include unrealized holding gain on investment, gain from disposal of long-term investment, foreign exchange gain or loss, interest expense and other income, net as reported in our consolidated statements of income.

Long-Lived Assets (Property and Equipment, Net) by Geographic Area
Long-lived assets (property and equipment, net) by geographic area are as follows:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Taiwan	155,334	177,335	208,415
China	11,118	10,369	10,006
Others	965	694	545

	167,417	188,398	218,966

Revenue by Product Category

The Company groups its products into two categories, based on the markets in which they may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
Mobile Storage	632,813	796,365	877,195
Others	6,329	7,187	8,432

	639,142	803,552	885,627

Revenue by Geographic Area
Revenue is attributed to a geographic area based on the
bill-to
location and is summarized as follows:

	Year Ended December 31
	2023	2024	2025
	US$	US$	US$
China	229,037	331,664	495,107
Japan	36,431	143,130	123,870
Singapore	127,642	144,595	78,432
Taiwan	74,284	58,114	74,629
Korea	48,633	73,057	22,551
United States	55,504	13,019	7,966
Others	67,611	39,973	83,072

	639,142	803,552	885,627

Major customers representing at least 10% of net sales
Major customers representing at least 10% of net sales are as follows:

	Year Ended December 31
	2023		2024		2025
	US$	%	US$	%	US$	%
PHISEMI	*	*	107,407	13	216,456	24
Kioxia	*	*	119,727	15	105,704	12
AFASTOR	70,046	11	82,678	10	104,248	12
Micron	144,011	22	151,780	19	86,201	10
SK Hynix	75,836	12	*	*	*	*

*	Less than 10%